Income (expenses) by nature	3 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Disclosure of expenses by nature [text block]
7 INCOME (EXPENSES) BY NATURE

	03/31/2026	03/31/2025
Cost of sales (1)
Personnel expenses	(523,767)	(520,711)
Costs of raw materials, materials and services	(3,078,193)	(3,153,449)
Logistics cost	(1,308,436)	(1,296,365)
Depreciation, depletion and amortization	(2,548,227)	(2,223,588)
Other	(348,953)	(535,054)
	(7,807,576)	(7,729,167)
Selling expenses
Personnel expenses	(87,125)	(90,189)
Services	(58,771)	(55,666)
Logistics cost	(349,453)	(340,905)
Depreciation and amortization	(243,644)	(241,026)
Other (2)	(13,051)	(27,096)
	(752,044)	(754,882)
General and administrative expenses
Personnel expenses	(468,297)	(403,006)
Services	(110,713)	(115,819)
Depreciation and amortization	(33,943)	(30,276)
Other (3)	(69,850)	(124,450)
	(682,803)	(673,551)
Other operating (expenses) income, net
Results from sales of other products, net	39,974	27,487
Net result on disposal and write-off of non-current assets	32,052	(46,307)
Depreciation, amortization and other PPA realizations (4)	19,162	(2,532)
Provision for judicial liabilities	(67,582)	(104,863)
Other operating income, net	45,909	7,006
	69,515	(119,209)
(1)Includes R$324,131 related to maintenance downtime costing (R$416,608 as at March 31, 2025).
(2)Includes expected credit losses, insurance, materials for use and consumption, travel, accommodation, trade fairs and events.
(3)Includes, substantially corporate expenses, insurance, materials for use and consumption, social programs and donations, travel and accommodation.
(4)Refers, substantially, to the write-off of contingent liabilities assumed in Fibria's PPA as disclosed in note 24.1.